Income tax expense - Deferred tax assets and deferred tax liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Deferred tax assets:
Net operating tax loss carry forwards	¥ 18,018		¥ 601
Inventory provisions	21,479		0
Product warranty	1,046		1,360
Accrued expenses and others	13,051		6,698
Less : Valuation Allowance	(15,415)		0	¥ 0
Total deferred tax assets, net	38,179		8,659
Deferred tax liabilities:
Accelerated depreciation of property, equipment and leasehold improvement	(15,943)		(6,781)
Unrealized investment income of short-term investments	(5,893)		(1,088)
Total deferred tax liabilities	(21,836)		(7,869)
Presentation in the consolidated balance sheet :
Deferred tax assets, net	20,856	$ 3,273	6,000
Deferred tax liabilities	(4,513)	$ (708)	(5,210)
Net deferred tax assets	¥ 16,343		¥ 790